Discontinued Operations (Details) - USD ($)	Jan. 31, 2025	Mar. 31, 2025
Discontinued Operations [Line Items]
Cash and cash equivalents
Jiuxin Investment [Member]
Discontinued Operations [Line Items]
Ordinary shares back	2,548,353